Investment Objectives and Goals - Innovator Equity Dual Directional 15 Buffer ETF - September	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Dual Directional 15 Buffer ETF™ – September
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with (1) capital appreciation by (i) participating in the positive returns of the Underlying ETF, up to the Upside Cap (prior to taking into account management fees and other fees) over the Outcome Period and (ii) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of the Underlying ETF losses for the Outcome Period; and (2) buffered returns against Underlying ETF losses that are 15% less than the Underlying ETF’s losses over the course of the Outcome Period (prior to taking into account management fees and other fees), if Underlying ETF losses exceed the Inverse Performance Threshold.